Loans and Financing (Details) - Schedule of Loans and Financing Maturity Principal Payment - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and Financing (Details) - Schedule of Loans and Financing Maturity Principal Payment [Line Items]
Non-current portion of the principal payment	$ 17,736,486	$ 19,107,567	$ 16,123,101
2024 [Member]
Loans and Financing (Details) - Schedule of Loans and Financing Maturity Principal Payment [Line Items]
Non-current portion of the principal payment	12,556		649,358
2025 [Member]
Loans and Financing (Details) - Schedule of Loans and Financing Maturity Principal Payment [Line Items]
Non-current portion of the principal payment	14,253	171,228	165,687
2026 [Member]
Loans and Financing (Details) - Schedule of Loans and Financing Maturity Principal Payment [Line Items]
Non-current portion of the principal payment	1,073,308	18,998	484,706
2027 [Member]
Loans and Financing (Details) - Schedule of Loans and Financing Maturity Principal Payment [Line Items]
Non-current portion of the principal payment	988,328	1,193,540	1,911,633
2028 [Member]
Loans and Financing (Details) - Schedule of Loans and Financing Maturity Principal Payment [Line Items]
Non-current portion of the principal payment	686,038	1,102,778	1,006,157
Maturities after 2029 [Member]
Loans and Financing (Details) - Schedule of Loans and Financing Maturity Principal Payment [Line Items]
Non-current portion of the principal payment	$ 14,962,003	$ 34,417